Feb. 27, 2026
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | American Funds Tax-Exempt Fund of New York® (Class A, C, T, F1, F2, F3)

6. The “Annual fund operating expenses” and “Example” tables in the “Fees and expenses of the fund” section of the summary and statutory prospectuses for American Funds Tax-Exempt Fund of New York are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3
Management fees[2]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.25	none	none
Other expenses	0.13	0.13	0.13	0.24	0.22	0.10
Total annual fund operating expenses	0.63	1.38	0.63	0.74	0.47	0.35
Expense reimbursement[3]	0.05	0.05	0.05	0.05	0.05	0.05
Total annual fund operating expenses after expense reimbursement and fee waiver	0.58	1.33	0.58	0.69	0.42	0.30
[2]	Restated to reflect current fees.
[3]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least October 1, 2026. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Share class:	A	C	T	F-1	F-2	F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$432	$235	$308	$70	$43	$31		1 year	$135
3 years	564	432	442	232	146	107		3 years	432
5 years	708	750	588	407	258	191		5 years	750
10 years	1,127	1,448	1,012	914	587	438		10 years	1,448

For the share class listed to the right, you would pay the following if you did not redeem your shares:
Share class:	A	C	T	F-1	F-2	F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$432	$235	$308	$70	$43	$31		1 year	$135
3 years	564	432	442	232	146	107		3 years	432
5 years	708	750	588	407	258	191		5 years	750
10 years	1,127	1,448	1,012	914	587	438		10 years	1,448

7. The following will be added as the fourth paragraph under the “Principal investment strategies” section of the summary and statutory prospectuses for American Funds Tax-Exempt Fund of New York:

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case.

American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The Tax-Exempt Fund of California®
American Funds Tax-Exempt Fund of New York®

Prospectus Supplement

March 1, 2026

(for the most recent summary and statutory prospectuses)